Business Combinations - Schedule of Business Acquisitions - SVBB Acquisition (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 27, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Preliminary gain on acquisition, before income taxes		$ 9,808	$ 431	$ 0
SVB
Purchase price consideration
Purchase Money Note	$ 35,808
Value Appreciation Instrument	500
Purchase price consideration	36,308
Assets
Cash and due from banks	1,310
Interest-earning deposits at banks	34,001
Investment securities	385
Loans and leases, net of the initial PCD ALLL	68,468
Affordable housing tax credit and other unconsolidated investments	1,273
Premises and equipment	308
Other assets	1,564
Total assets acquired	107,539
Liabilities
Deposits	56,014
Borrowings	10
Deferred tax liabilities	3,364
Other liabilities	2,035
Total liabilities assumed	61,423
Fair value of net assets acquired	46,116
Preliminary gain on acquisition, after income taxes	9,808
Preliminary gain on acquisition, before income taxes	13,172
Book value of net assets acquired	52,520
Business combination asset acquired, discount	16,450
Purchase Money Note, fair value discount	264
SVB | Core deposit intangibles
Assets
Core deposit intangibles	$ 230